Prepaid Expenses and Other Receivables and Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Receivables
Prepaid expenses and other receivables and other assets consist of the following, with current portion presented as prepaid expenses and other receivables and non-current
portion presented as other assets:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Current portion:
Prepaid input value-added tax	32,083	18,317
VAT refund receivable	4,827	9,329
Rental and other deposits	9,609	9,732
Advances to suppliers	10,230	5,517
Interest receivables (a)	2,467	842
Advances to staff (b)	397	734
Directors and officers liability insurance premium	658	224
Claim advance on behalf of insurer	53	46
Prepayment for share repurchase	898	1,016
Advances to a third party (c)	10,000	33,000
Others	1,596	724

	72,818	79,481
Less: Allowance for doubtful accounts (d)	(1,000)	(697)

	71,818	78,784

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Non-current portion:
Advances to long-term assets	279	419

	279	419

(a)	This represented accrued interest income on bank deposits.
(b)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
(c)
The amounts represent advances to a third party which are interest-bearing at a fixed interest rate of 5% for the year ended December 31, 2022 and at a fixed interest rate of 3.6% for the year ended December 31, 2023.

(d)	The movement of the Group’s allowance for doubtful accounts is summarized in note 18.